INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 80.1%
	APPAREL & TEXTILE PRODUCTS - 3.4%
25,623	Deckers Outdoor Corporation(a)	$3,004,809

	CABLE & SATELLITE - 3.0%
122,733	Sirius XM Holdings, Inc.	2,695,217

	CONSUMER SERVICES - 2.8%
15,327	Grand Canyon Education, Inc.(a)	2,438,066

	ELECTRICAL EQUIPMENT - 3.3%
5,148	Lennox International, Inc.	2,934,051

	FORESTRY, PAPER & WOOD PRODUCTS - 3.0%
31,590	Louisiana-Pacific Corporation	2,676,937

	HEALTH CARE FACILITIES & SERVICES - 2.3%
4,446	Medpace Holdings, Inc.(a)	2,008,525

	INDUSTRIAL INTERMEDIATE PROD - 2.9%
21,996	Mueller Industries, Inc.	2,594,648

	INDUSTRIAL SUPPORT SERVICES - 3.1%
60,138	Fastenal Company	2,768,754

	MEDICAL EQUIPMENT & DEVICES - 2.7%
3,627	IDEXX Laboratories, Inc.(a)	2,381,960

	OIL & GAS PRODUCERS - 8.3%
75,231	Hess Midstream, L.P., Class A	2,909,935
8,424	Texas Pacific Land Corporation	4,416,619
		7,326,554
	RETAIL - DISCRETIONARY - 9.1%
702	AutoZone, Inc.(a)	2,636,417
7,371	Home Depot, Inc. (The)	2,806,287
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INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	RETAIL - DISCRETIONARY - 9.1% (Continued)
27,963	O'Reilly Automotive, Inc.(a)	$2,625,166
		8,067,870
	SOFTWARE - 6.9%
31,707	Fortinet, Inc.(a)	2,505,805
14,508	Manhattan Associates, Inc.(a)	1,964,818
17,901	Qualys, Inc.(a)	1,655,305
		6,125,928
	TECHNOLOGY HARDWARE - 6.9%
81,900	Super Micro Computer, Inc.(a)	2,652,741
4,563	Ubiquiti, Inc.	3,499,775
		6,152,516
	TECHNOLOGY SERVICES - 9.9%
9,828	Automatic Data Processing, Inc.	2,106,730
1,404	Fair Isaac Corporation(a)	1,978,741
4,446	MSCI, Inc.	2,542,356
22,698	Paychex, Inc.	2,125,668
		8,753,495
	TRANSPORTATION & LOGISTICS - 9.7%
16,614	Expeditors International of Washington, Inc.	2,409,528
17,550	Landstar System, Inc.	2,859,773
16,146	Old Dominion Freight Line, Inc.	3,278,445
		8,547,746
	WHOLESALE - DISCRETIONARY - 2.8%
10,998	Pool Corporation	2,498,526

	TOTAL COMMON STOCKS (Cost $66,880,344)	70,975,602

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INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 19.5%
	FIXED INCOME - 19.5%
707,499	Schwab Short-Term U.S. Treasury ETF(b) (Cost $17,216,546)	$17,298,351

	COLLATERAL FOR SECURITIES LOANED – 0.9%
	MONEY MARKET FUND - 0.9%
755,000	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.59% (Cost $755,000) (c)(d)	755,000

	TOTAL INVESTMENTS - 100.5% (Cost $84,851,890)	$89,028,953
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(412,020)
	NET ASSETS - 100.0%	$88,616,933

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
MSCI	- Morgan Stanley Capital International
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $738,390.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2026. Total collateral had a value of $755,000 at February 28, 2026.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2026.

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